Post-employment benefits for employees (Details 6) - Other post-employment benefit plans	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed for next year	6.30%	6.50%	6.00%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2031	2031	2028